J.P. MORGAN SERIES TRUST
Supplement dated August 20, 2001, to the following prospectus:

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND, DATED MARCH 1, 2001.

   Effective August 17, 2001, the J.P. Morgan Tax Aware Enhanced Income Fund (the "Fund") has effected a 1 - for - 5 reverse share split. This means that each shareholder will receive 1 share for each 5 shares owned with a corresponding increase in the value of each share. Therefore, the total amount of your investment in the Fund will remain unchanged.

    As a result of the reverse share split, the Fund's net asset value (NAV) on August 17, 2001 was $10.09. The following is a hypothetical example of the effect of the reverse share split:

                                    TOTAL SHARES      NAV       MARKET VALUE
                                    ------------    --------    ------------
BEFORE THE REVERSE SHARE
  SPLIT.........................       10,000         $ 2        $20,000.00
AFTER THE SHARE SPLIT...........        2,000         $10        $20,000.00

                                                                  SUP-HMTAEI-801

J.P. MORGAN SERIES TRUST
Supplement dated August 20, 2001, to the following prospectus:

J.P. MORGAN INSTITUTIONAL TAX AWARE ENHANCED INCOME FUND, DATED MARCH 1, 2001.

   Effective August 17, 2001, the J.P. Morgan Tax Aware Enhanced Income Fund (the "Fund") has effected a 1 - for - 5 reverse share split. This means that each shareholder will receive 1 share for each 5 shares owned with a corresponding increase in the value of each share. Therefore, the total amount of your investment in the Fund will remain unchanged.

    As a result of the reverse share split, the Fund's net asset value (NAV) on August 17, 2001 was $10.07. The following is a hypothetical example of the effect of the reverse share split:

                                    TOTAL SHARES      NAV       MARKET VALUE
                                    ------------    --------    ------------
BEFORE THE REVERSE SHARE
  SPLIT.........................       10,000         $ 2        $20,000.00
AFTER THE SHARE SPLIT...........        2,000         $10        $20,000.00

                                                                 SUP-HMITAEI-801